Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Changes in benefit obligation:
Benefit obligation at beginning of year	$225,668	$172,381
Service cost	8,921	7,762
Interest cost	8,372	7,833
Exchange rate differences	(2,847)	(2,276)
Actuarial losses (gain)	(15,612)	43,901
Benefits paid	(5,142)	(3,933)
Benefit obligation at end of year	$219,360	$225,668
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	126,489	115,242
Actual return on Plans’ assets (net of expenses)	(2,225)	4,570
Employer contribution	8,333	10,610
Benefits paid	(5,142)	(3,933)
Fair value of Plans’ assets at end of year	$127,455	$126,489
Accrued benefit cost, end of year:
Funded status	(91,905)	(99,180)
Unrecognized net actuarial loss	72,411	84,116
Unrecognized prior service cost	(271)	305
	$(19,765)	$(14,759)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(725)	(806)
Accrued benefit liability, non-current	(91,179)	(98,374)
Accumulated other comprehensive income, pre-tax	72,139	84,421
Net amount recognized	$(19,765)	$(14,759)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2015	2014	2013
Components of the Plans’ net periodic pension cost:
Service cost	$8,921	$7,762	$9,368
Interest cost	8,372	7,833	6,830
Expected return on Plans’ assets	(8,970)	(8,221)	(7,319)
Amortization of prior service cost	(62)	(125)	—
Amortization of transition amount	46	121	91
Amortization of net actuarial loss	6,295	2,108	4,483
Total net periodic benefit cost	$14,602	$9,478	$13,453
Additional information
Accumulated benefit obligation	$213,675	$215,276	$164,696

Weighted Average Assumptions

	December 31,
	2015	2014
Weighted average assumptions:
Discount rate as of December 31	4.3%	3.9%
Expected long-term rate of return on Plans’ assets	7.3%	7.3%
Rate of compensation increase	2.4%	2.4%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2015	2014
Asset Category:
Equity Securities	66.0%	67.0%
Debt Securities	34.0%	32.5%
Other	—%	0.5%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan’s obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2015	2014
Asset Category:
Equity Securities	50.0%	50.0%
Debt Securities	40.0%	40.0%
Other	10.0%	10.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2015 was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
Cash	$48	$48	$—	$—
Cash Equivalents:
Money Market Funds (a)	337	337	—	—
Fixed Income Securities:
Mutual Funds (b)	42,614	42,614	—	—
Equity Securities:
International Companies (c)	3,427	3,427	—	—
Mutual Funds (d)	81,029	81,029	—	—
Other	—	—	—	—
Total	$127,455	$127,455	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

(a)	This category includes highly liquid daily traded cash-like vehicles.

(b)	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

(c)	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d)	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2015 is as follows:

	1% increase	1% decrease
Net periodic benefit cost	$19	$(16)
Benefit obligation	$123	$(111)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,953	$2,445
Service cost	102	150
Interest cost	63	96
Actuarial (gain) loss	(237)	(692)
Employee contribution	27	13
Benefits paid	(117)	(59)
Benefit obligation at end of period	$1,791	$1,953
Change in Plan Assets:
Employer contribution	$90	$46
Employee contribution	27	13
Benefits paid	(117)	(59)
Fair value of Plan assets at end of period	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year ended December 31,
	2015	2014
Accrued benefit cost, end of period:
Funded status	$(1,791)	$(1,953)
Unrecognized net actuarial (gain) loss	(1,522)	(1,428)
Accrued benefit cost, end of period	$(3,313)	$(3,381)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(153)	$(111)
Accrued benefit liability, non-current	(1,638)	(1,842)
Accumulated other comprehensive gain, pretax	(1,522)	(1,428)
Net amount recognized	$(3,313)	$(3,381)

Components of net periodic pension cost (for period):
Service cost	$102	$150
Interest cost	63	96
Amortization of net actuarial gain	(143)	(48)
Total net periodic benefit cost	$22	$198

Assumptions as of end of period:
Discount rate	3.50%	3.32%
Health care cost trend rate assumed for next year	6.50%	7.00%
Ultimate health care cost trend rate	3.84%	5.00%